RELATED PARTY TRANSACTIONS (Schedule of Notes Receivable from Related Party) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related party receivables	$ 1,830,208
Related Party Note Receivable One [Member]
Related Party Transaction [Line Items]
Related party receivables	$ 1,830,208
Due date	Jan. 07, 2013